Organization (Tables)	6 Months Ended
Jun. 30, 2024
Organization [Abstract]
Schedule of Company’s Principal Subsidiaries	As of the date of this report, the details of the Company’s principal subsidiaries are as follows:
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales
Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	Provision of self-mining activities
Lonshi Tech Canada Limited (“Lonshi”)	November 22, 2022	Canada	100%	Dormant
Finfront Tech Company	June 28, 2024	Cayman Islands	100%	Investment holding
Cloudmap Tech Group Limited	June 11, 2024	Hong Kong Special Administrative Region	100%	Dormant

Schedule of Warrant Activity	Warrant activity during the six months ended June 30, 2024, was as follows:
	Number of Warrants		Weighted Average Exercise Share Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life
			US$	US$	(in years)

Outstanding as of December 31, 2023	7,176,389	*	11.50	-	5.17	*
Issued, exercised or cancelled	-		-	-	-
Outstanding as of June 30, 2024	7,176,389		11.50	-	4.67
*	The data have been retroactively restated to reflect the current capital structure of the Company.

Schedule of Assumptions (Level 3 Significant Unobservable Inputs) Used in Valuing the Warrants	Following are the assumptions (Level 3 significant unobservable inputs) used in valuing the Warrants on February 29, 2024 (non-recurring basis):
As of February 29, 2024 (the Closing Date)

Risk-free interest rate	4.26%
Remaining expected term (in years)	5.00
Expected volatility	27.51%
Stock price on valuation date	$6.03
Exercise price	$11.50
Expected dividend rate	-%